Exploration and Evaluation Assets (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2024 customer_ m	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) m	Dec. 31, 2024 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets			$ 33,869	$ 11,352
Write-downs (reversals of write-downs) of property, plant and equipment		$ 10,700	0	12,051
Purchase of exploration and evaluation assets			19,686	8,629
Exploration Drilling, Area | m	28,000
Furnas Project
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of exploration and evaluation assets			$ 24,100	4,900
Proportion of ownership interest in joint venture	60.00%
Phases of project work | customer_	3
Feasibility Study Completion Phase 2, Period	24 months
Exploration Drilling Phase Two, Area | m			17,000
Exploration Drilling Phase Three, Area | m	45,000
Caraíba (Brazil)
Disclosure of detailed information about property, plant and equipment [line items]
Transfers				$ 11,700